Contract Assets	12 Months Ended
Dec. 31, 2021
Contract Assets [Abstract]
Contract Assets
14.	contract ASSETs

14(a)Assets related to contracts with customers

	As of December 31,
	2021	2020
	US$’000	US$’000
Contract assets - current	11,381	10,245

There were no advances received or retentions on SDI service contracts during the financial years ended December 31, 2021 and 2020. As of January 1, 2020, the balance of contract assets amounted to $4,686. The contract assets balance increased as our Company provided more services and transferred more goods ahead of the agreed payment schedules.

Our Company mainly conducts its SDI services contract with customers within public sector, and the expected credit loss on contract assets is close to zero.

14(b)Unsatisfied supply, delivery, and installation (SDI) services contracts

The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2021	2020
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	119,025	143,265